Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings per share
Earnings per share

(26) Earnings per share

The basic and diluted earnings per share for the years ended December 31, 2020, 2019 and 2018 are $6.56,  $5.37 and $5.58, respectively. The calculation of earnings per share was based on income attributable to ordinary stockholders of the Company (net income attributable to controlling interest) $3,935,672,  $3,219,931 and $3,349,967 for the years ended December 31, 2020, 2019 and 2018, respectively.

The average weighted number of common outstanding in 2020, 2019 and 2018 was 599,818,022,  599,971,832 and 599, 980,734 shares, respectively.

The Company has no ordinary shares with potential dilutive effects.